Cover	May 13, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name	THE BEAUTY HEALTH COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39565
Entity Tax Identification Number	85-1908962
Entity Address, Address Line One	2165 Spring Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90806
City Area Code	800
Local Phone Number	603-4996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001818093
Class A Common Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SKIN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	SKINW
Security Exchange Name	NASDAQ